April 3, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

		RE:     Merrill Lynch Short-Term Global
			Income Fund, Inc.
			Post-Effective Amendment No. 9
			to the Registration Statement on
			Form N-1A (Securities Act File
			No. 2-56978, Investment Company
			Act No. 811-2661)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
	1933, as amended (the "1933 Act"), Merrill Lynch
	Short-Term Global Income Fund, Inc. (the "Fund") hereby certifies that:

	(1)     the form of Prospectus and Statement of
	Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-
	Effective Amendment No. 9 to the Fund's
	Registration Statement on Form N-1A; and

	(2) the text of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 30, 2000.

Very truly yours,

Merrill Lynch Short-Term Global Income Fund, Inc.



/s/ Joseph T. Monagle, Jr.
Joseph T. Monagle, Jr.
Senior Vice President